Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT
Schedule of borrowings	Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2021	2020
LONG-TERM DEBT
Senior unsecured notes - due May 15, 2025 (a)	97.1	96.3
Senior unsecured notes - due July 15, 2027 (b)	393.9	392.9
Credit Facility (c)	—	—
Total long-term debt	491.0	489.2

Schedule of applicable redemption prices on unsecured notes	During the 12-month period beginning on May 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2025 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date.

Date	Redemption prices (%)
2021	103.19
2022	101.59
2023 and thereafter	100.00

Schedule of applicable redemption prices on 2025 Unsecured Notes	During the 12-month period beginning on July 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2027 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2023	103.75
2024	101.88
2025 and thereafter	100.00

Schedule of significant covenants	Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2021	2020
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0:1.0	7.2 : 1	5.0 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5:1.0	0.6 : 1	1.8 : 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0:1.0	0.1 : 1	0.3 : 1

Schedule of reconciliation of liabilities arising from financing activities explanatory	The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2021:

	As at December 31, 2020	Borrowings	Repayments	Fair Value changes	Interest & Accretion	As at December 31, 2021
Liabilities arising from financing activities
Long-term debt	489.2	—	—	—	1.8	491.0
Interest payable	16.7	—	(38.1)	—	36.3	14.9
Gold stream obligation	217.9	—	(26.8)	2.9	—	194.0
New Afton free cash flow interest obligation	436.1	—	(4.8)	36.1	—	467.4
Total	1,159.9	—	(69.7)	39.0	38.1	1,167.3